2. Summary of Significant Accounting Policies: Accounts Receivable (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Accounts Receivable

Accounts Receivable

The Company currently does not issue credit on services provided, therefore there are no accounts receivable.  No allowance for doubtful accounts is considered necessary to be established for amounts that may not be recoverable, since there has been no credit issued.